UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08299

Oppenheimer International Small-Mid Company Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: August 31

Date of reporting period: 11/30/2018

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS November 30, 2018 Unaudited

	Shares	Value
Common Stocks—92.1%
Consumer Discretionary—13.4%
Automobiles—2.3%
Aston Martin
Lagonda Global
Holdings plc[1,2]	10,000,000	$177,120,743
Ferrari NV	354,575	38,782,536
		215,903,279
Entertainment—0.6%
Entertainment One Ltd.	10,000,000	46,884,816
UUUM, Inc.[1]	174,634	5,892,157
		52,776,973
Hotels, Restaurants & Leisure—1.0%
SSP Group plc	12,309,989	98,275,820
Household Durables—1.0%
De’ Longhi SpA	1,895,149	51,553,541
SEB SA	269,330	38,779,290
		90,332,831
Interactive Media & Services—1.4%
LIFULL Co. Ltd.	3,448,100	27,262,389
XING SE3	333,071	100,373,292
		127,635,681
Internet & Catalog Retail—5.5%
ASKUL Corp.	2,452,841	64,130,034
ASOS plc[1]	1,150,426	72,997,130
boohoo.com plc[1]	24,735,380	60,303,016
Dustin Group AB2	1,000,000	8,927,919
Istyle, Inc.[3]	4,590,200	47,080,511
Ocado Group plc[1]	9,063,160	96,062,935
Rakuten, Inc.	5,271,000	42,441,034
Zalando SE1,2	1,264,717	39,232,508
zooplus AG1	300,000	49,562,820
ZOZO, Inc.	1,358,174	30,240,589
		510,978,496
Multiline Retail—1.0%
B&M European
Value Retail SA	14,637,790	65,175,853
Seria Co. Ltd.	753,700	32,051,021
		97,226,874
Textiles, Apparel & Luxury Goods—0.6%
Salvatore Ferragamo SpA	2,593,941	60,815,715
Consumer Staples—5.4%
Beverages—1.9%
Britvic plc	8,159,189	89,089,150

	Shares	Value
Beverages (Continued)
Treasury Wine Estates Ltd.	8,328,907	$86,803,037
		175,892,187
Food Products—3.5%
Ariake Japan Co. Ltd.	1,454,700	126,205,520
Ezaki Glico Co. Ltd.	1,014,200	49,433,785
Leroy Seafood Group ASA	7,000,000	59,711,064
Morinaga & Co. Ltd.	2,082,500	91,544,509
		326,894,878
Financials—8.6%
Capital Markets—1.7%
3i Group plc	7,232,128	77,100,976
St James’s Place plc	3,491,896	44,775,417
VZ Holding AG	148,682	39,742,995
		161,619,388
Commercial Banks—1.8%
Bank of Ireland Group plc	10,996,119	69,630,780
Bankinter SA	5,494,677	46,071,588
Metro Bank plc[1]	1,785,180	47,848,135
		163,550,503
Insurance—4.5%
Baloise Holding AG	746,403	110,040,606
Grupo Catalana Occidente SA	2,359,741	93,668,666
Helvetia Holding AG	122,966	76,098,034
Lancashire Holdings Ltd.	10,000,000	81,853,255
NN Group NV	1,406,380	59,879,766
		421,540,327
Real Estate Investment Trusts (REITs)—0.6%
Hibernia REIT plc[3]	38,486,294	59,261,274
Health Care—24.3%
Biotechnology—6.2%
Abcam plc	6,349,060	92,230,189
Amarin Corp. plc, ADR[1]	7,834,530	141,021,540
Argenx SE1	522,655	50,829,477
Ascendis Pharma AS, ADR[1]	424,570	28,662,721
BeiGene Ltd., ADR[1]	207,939	31,879,128
FibroGen, Inc.[1]	268,660	11,649,098
Galapagos NV1	491,865	50,031,763
Genmab AS1	218,000	33,133,969
Hansa Medical AB1	369,363	12,291,822

1       OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Biotechnology (Continued)
Neurocrine Biosciences, Inc.[1]	498,200	$43,976,114
Repligen Corp.[1]	1,054,000	68,162,180
Spark Therapeutics, Inc.[1]	422,930	17,818,041
		581,686,042
Health Care Equipment & Supplies—5.8%
Biocartis NV1,2	2,000,000	26,989,479
BioMerieux	680,170	48,056,561
Carl Zeiss Meditec AG	2,168,385	149,722,385
LivaNova plc[1]	1,220,390	123,491,264
Ossur HF3	22,966,074	112,676,458
Sartorius AG, Preference	244,992	31,308,782
STRATEC Biomedical AG3	751,899	46,750,563
		538,995,492
Health Care Technology—0.3%
RaySearch Laboratories AB1,3	2,500,000	29,124,690
Life Sciences Tools & Services—7.0%
Biotage AB	1,702,906	21,704,051
Bruker Corp.	1,632,990	54,117,289
Clinigen Group plc	5,000,000	55,500,173
Eurofins Scientific SE	200,000	87,037,898
Genfit[1]	449,840	10,454,707
Lonza Group AG1	520,459	168,768,606
MorphoSys AG1	551,095	62,983,075
QIAGEN NV1	1,549,210	54,904,002
Tecan Group AG3	658,888	135,871,548
		651,341,349
Pharmaceuticals—5.0%
H. Lundbeck AS	2,117,190	87,247,464
Ipsen SA	588,170	75,870,897
Kyowa Hakko Kirin Co. Ltd.	1,816,200	37,231,180
Nippon Shinyaku Co. Ltd.	1,436,700	98,293,128
Rohto Pharmaceutical Co. Ltd.	1,515,333	47,895,505
Santen Pharmaceutical Co. Ltd.	2,194,600	37,564,267
UCB SA	982,356	82,605,623
		466,708,064

	Shares	Value
Industrials—13.9%
Aerospace & Defense—1.2%
CAE, Inc.	5,459,449	$110,861,351
Air Freight & Couriers—1.9%
Panalpina Welttransport Holding AG	646,852	91,135,151
SG Holdings Co. Ltd.	3,591,900	88,242,406
		179,377,557
Building Products—1.3%
Belimo Holding AG	15,797	64,699,748
TOTO Ltd.	1,486,300	57,594,396
		122,294,144
Commercial Services & Supplies—1.6%
HomeServe plc	2,116,310	25,651,690
Japan Elevator Service Holdings Co. Ltd.	2,000,000	37,892,972
Rentokil Initial plc	20,000,000	84,408,304
		147,952,966
Construction & Engineering—0.7%
Balfour Beatty plc	20,326,312	65,173,541
Electrical Equipment—0.7%
Fagerhult AB	3,000,000	25,873,686
Fuji Electric Co. Ltd.	1,262,600	39,652,636
		65,526,322
Machinery—3.6%
Burckhardt Compression Holding AG	130,606	38,854,637
Harmonic Drive Systems, Inc.	1,164,800	39,359,791
IMI plc	7,105,200	88,459,309
Interroll Holding AG	29,930	52,987,957
Nabtesco Corp.	1,249,500	34,602,845
Rheon Automatic Machinery Co. Ltd.	1,000,000	16,050,742
Shima Seiki Manufacturing Ltd.	92,933	2,881,890
SLM Solutions Group AG1,3	1,000,000	14,423,602
Spirax-Sarco Engineering plc	632,439	49,676,209
		337,296,982
Marine—0.1%
Hapag-Lloyd AG2	190,077	6,148,009

2       OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

	Shares	Value
Professional Services—0.2%
AF AB, Cl. B	1,000,000	$20,075,075
Trading Companies & Distributors—2.6%
Brenntag AG	869,047	40,176,824
Bunzl plc	1,315,622	40,594,886
IMCD NV	887,647	59,015,868
MonotaRO Co. Ltd.	3,851,400	104,440,795
		244,228,373
Information Technology—21.3%
Electronic Equipment, Instruments, & Components—5.5%
Azbil Corp.	4,637,400	100,164,206
Cognex Corp.	867,340	38,180,307
Electrocomponents plc	2,346,548	15,397,240
Jenoptik AG	2,311,800	69,963,381
Mycronic AB3	6,000,000	74,147,244
Renishaw plc	532,870	29,077,826
Topcon Corp.	3,298,800	50,941,936
Yaskawa Electric Corp.	2,000,000	62,445,457
Yokogawa Electric Corp.	3,772,600	69,326,905
		509,644,502
Internet Software & Services—0.4%
Auto Trader Group plc[2]	6,682,780	37,420,569
IT Services—2.4%
FDM Group Holdings plc	4,000,000	43,460,583
Obic Co. Ltd.	1,787,300	154,586,426
SCSK Corp.	767,108	30,463,532
		228,510,541
Semiconductors & Semiconductor Equipment—5.4%
AIXTRON SE1	3,997,781	43,739,479
ams AG	1,000,000	27,988,385
ASM International NV	2,000,000	85,597,688
Disco Corp.	125,000	18,224,464
IQE plc[1,3]	50,000,000	45,990,994
Mellanox Technologies Ltd.[1]	1,112,080	103,234,386
PVA TePla AG1	1,000,000	13,081,077
Rohm Co. Ltd.	1,267,400	88,203,850
SolarEdge Technologies, Inc.[1]	2,000,000	77,860,000
		503,920,323

	Shares	Value
Software—7.6%
BlackBerry Ltd.[1]	7,082,664	$62,262,835
CyberArk Software Ltd.[1]	601,921	44,626,423
Descartes Systems Group, Inc. (The)[1]	1,730,953	50,978,204
Infomart Corp.	2,674,700	33,049,674
Materialise NV, ADR[1]	1,141,660	16,074,573
Nemetschek SE	403,076	48,886,442
Nice Ltd., Sponsored ADR[1]	2,508,896	291,383,182
OBIC Business Consultants Co. Ltd.	1,081,200	95,115,988
SimCorp AS	669,615	42,735,438
WANdisco plc[1,3]	3,000,000	14,120,561
Zoo Digital Group plc[1,3]	5,202,520	8,947,660
		708,180,980
Materials—5.2%
Chemicals—3.1%
Elementis plc	17,508,862	43,862,235
Koninklijke DSM NV	1,021,983	91,275,626
Sika AG	298,140	36,936,730
Symrise AG	1,345,240	108,532,096
Zotefoams plc	1,299,000	9,784,184
		290,390,871
Containers & Packaging—0.5%
Huhtamaki OYJ	1,488,353	45,723,511
Metals & Mining—1.6%
AMG Advanced Metallurgical Group NV3	2,000,000	88,674,089
OZ Minerals Ltd.	10,000,000	63,310,875
		151,984,964
Total Common Stocks (Cost $6,618,486,013)		8,605,270,444

3       OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Investment Company— 7.8%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 2.17%[3,4] (Cost $732,259,501)	732,259,501	$732,259,501

Total Investments, at Value (Cost $7,350,745,514)	99.9%	9,337,529,945
Net Other Assets (Liabilities)	0.1	7,521,544

Net Assets	100.0%	$9,345,051,489

Footnotes to Statement of Investments

1. Non-income producing security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $295,839,227 or 3.17% of the Fund’s net assets at period end.

3. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares August 31, 2018	Gross Additions	Gross Reductions	Shares November 30, 2018

Common Stock
Electronic Equipment, Instruments, & Components
Mycronic AB	—	6,000,000	—	6,000,000
Health Care Equipment & Supplies
Ossur HF	22,966,074	—	—	22,966,074
STRATEC Biomedical AG	751,899	—	—	751,899
Health Care Technology
RaySearch Laboratories AB	—	3,000,000	500,000	2,500,000
Interactive Media & Services
XING SE	333,071	—	—	333,071
Internet & Catalog Retail
Istyle, Inc.	4,590,200	—	—	4,590,200
Life Sciences Tools & Services
Tecan Group AG	658,888	—	—	658,888
Machinery
SLM Solutions Group AG	—	1,000,000	—	1,000,000
Metals & Mining
AMG Advanced Metallurgical Group NV	—	2,000,000	—	2,000,000
Real Estate Investment Trusts (REITs)
Hibernia REIT plc	38,486,294	—	—	38,486,294

4 OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

	Shares August 31, 2018	Gross Additions	Gross Reductions	Shares November 30, 2018

Semiconductors & Semiconductor Equipment
IQE plc	—	50,000,000	—	50,000,000
Software
WANdisco plc	—	3,000,000	—	3,000,000
Zoo Digital Group plc	—	5,202,520	—	5,202,520
Investment Company
Oppenheimer Institutional
Government Money Market Fund, Cl. E	728,035,525	936,256,243	932,032,267	732,259,501

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)

Common Stock
Electronic Equipment, Instruments, & Components
Mycronic AB	$74,147,244	$—	$—	$3,498,044
Health Care Equipment & Supplies
Ossur HF	112,676,458	—	—	10,400,047
STRATEC Biomedical AG	46,750,563	—	—	(12,794,390)
Health Care Technology
RaySearch Laboratories AB	29,124,690	—	(680,366)	(3,976,986)
Interactive Media & Services
XING SE	100,373,292	—	—	(23,818,565)
Internet & Catalog Retail
Istyle, Inc.	47,080,511	—	—	(8,467,538)
Life Sciences Tools & Services
Tecan Group AG	135,871,548	—	—	(21,651,942)
Machinery
SLM Solutions Group AG	14,423,602	—	—	(4,581,957)
Metals & Mining
AMG Advanced Metallurgical Group NV	88,674,089	—	—	(2,886,406)
Real Estate Investment Trusts (REITs)
Hibernia REIT plc	59,261,274	(171,154)	—	(7,754,562)
Semiconductors & Semiconductor Equipment
IQE plc	45,990,994	—	—	(9,271,867)
Software
WANdisco plc	14,120,561	—	—	(4,857,654)
Zoo Digital Group plc	8,947,660	—	—	385,435
Investment Company
Oppenheimer Institutional
Government Money Market Fund, Cl. E	732,259,501	4,632,948	—	—

Total	$1,509,701,987	$4,461,794	$(680,366)	$(85,778,341)

5 OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

4. Rate shown is the 7-day yield at period end.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent

Japan	$1,860,506,541	19.9%
United Kingdom	1,642,067,547	17.6
United States	1,222,417,796	13.1
Germany	824,884,335	8.8
Switzerland	815,136,012	8.7
Israel	439,243,991	4.7
Netherlands	435,272,515	4.7
Ireland	269,913,594	2.9
Canada	224,102,390	2.4
Sweden	192,144,487	2.1
Denmark	191,779,591	2.1
Belgium	175,701,438	1.9
France	173,161,455	1.9
Luxembourg	152,213,751	1.6
Italy	151,151,791	1.6
Australia	150,113,912	1.6
Spain	139,740,253	1.5
Iceland	112,676,458	1.2
Norway	59,711,064	0.6
Finland	45,723,511	0.5
China	31,879,128	0.3
Austria	27,988,385	0.3

Total	$9,337,529,945	100.0%

6 OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

NOTES TO STATEMENT OF INVESTMENTS November 30, 2018 Unaudited

1. Organization

Oppenheimer International Small-Mid Company Fund (the “Fund”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end management investment company. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1) Value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close as described in Note 3.

(2) Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange” or “NYSE”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales

7 OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.

These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly

8 OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

3. Securities Valuation (Continued)

offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$—	$1,253,945,669	$—	$1,253,945,669
Consumer Staples	—	502,787,065	—	502,787,065
Financials	—	805,971,492	—	805,971,492
Health Care	575,681,377	1,692,174,260	—	2,267,855,637
Industrials	110,861,351	1,188,072,969	—	1,298,934,320
Information Technology	772,803,760	1,214,873,155	—	1,987,676,915
Materials	—	488,099,346	—	488,099,346
Investment Company	732,259,501	—	—	732,259,501

Total Assets	$2,191,605,989	$7,145,923,956	$—	$9,337,529,945

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 1 and Level 2. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers into Level 1*	Transfers out of Level 1**	Transfers into Level 2**	Transfers out of Level 2*

Assets Table
Investments, at Value:
Common Stocks
Consumer Staples	$—	$(197,547,971)	$197,547,971	$—
Information
Technology	114,213,473	(331,734,122)	331,734,122	(114,213,473)

Total Assets	$114,213,473	$(529,282,093)	$529,282,093	$(114,213,473)

* Transfers from Level 2 to Level 1 are a result of the availability of quoted prices from an active market which were not available and have become available.

** Transfers from Level 1 to Level 2 are a result of a change in pricing methodology to the use of a valuation determined based on observable market information other than quoted prices from an active market due to a lack of available unadjusted quoted prices.

9 OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks

Risks of Foreign Investing. The Fund may invest in foreign securities which are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company’s operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of investments denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those investments. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company’s assets, or other political and economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Fund does not price its shares. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to limited or no regulatory oversight.

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the

Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the

Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

10 OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

4. Investments and Risks (Continued)

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price

11 OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Market Risk Factors (Continued)

typically indicate lower volatility risk.

6. Pending Acquisition

On October 18, 2018, Massachusetts Mutual Life Insurance Company, an indirect corporate parent of the Sub-Adviser and the Manager, announced that it has entered into an agreement whereby Invesco Ltd. (“Invesco”), a global investment management company, will acquire the Sub-Adviser (the “Transaction”). In connection with the Transaction, on January 11, 2019, the Fund’s Board unanimously approved an Agreement and Plan of Reorganization (the “Agreement”), which provides for the transfer of the assets and liabilities of the Fund to a corresponding, newly formed fund (the “Acquiring Fund”) in the Invesco family of funds (the “Reorganization”) in exchange for shares of the corresponding Acquiring Fund of equal value to the value of the shares of the Fund as of the close of business on the closing date. Although the Acquiring Fund will be managed by Invesco Advisers, Inc., the Acquiring Fund will, as of the closing date, have the same investment objective and substantially similar principal investment strategies and risks as the Fund. After the Reorganization, Invesco Advisers, Inc. will be the investment adviser to the Acquiring Fund, and the Fund will be liquidated and dissolved under applicable law and terminate its registration under the Investment Company Act of 1940, as amended. The Reorganization is expected to be a tax-free reorganization for U. S. federal income tax purposes.

The Reorganization is subject to the approval of shareholders of the Fund. Shareholders of record of the Fund on January 14, 2019 will be entitled to vote on the Reorganization and will receive a combined prospectus and proxy statement describing the Reorganization, the shareholder meeting, and a discussion of the factors the Fund’s Board considered in approving the Agreement. The combined prospectus and proxy statement is expected to be distributed to shareholders of record on or about February 28, 2019. The anticipated date of the shareholder meeting is on or about April 12, 2019.

If shareholders approve the Agreement and certain other closing conditions are satisfied or waived, the Reorganization is expected to close during the second quarter of 2019, or as soon as practicable thereafter. This is subject to change.

12 OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

Item 2. Controls and Procedures.

(a)

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 11/30/2018, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Small-Mid Company Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz Principal Executive Officer
Date:	1/18/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz Principal Executive Officer
Date:	1/18/2019

By:	/s/ Brian S. Petersen
Brian S. Petersen Principal Financial Officer
Date:	1/18/2019